ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details)	Dec. 24, 2024	Sep. 28, 2023 shares	Jun. 10, 2022 shares	Apr. 21, 2021	Mar. 31, 2020 shares transaction
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries (in shares)					13,700,000
Class A shares received by the partnership (in shares)					32,600,000
Exchangeable shares issued as a result of special distribution		21,000,000			69,500,000
Conversion ratio				0.25
Exchange ratio				1
Limited Partners
Organization And Description Of The Business [Line Items]
Special distribution, limited partner units, share conversion			1.5		0.11111
BIPC Exchangeable Share
Organization And Description Of The Business [Line Items]
Number of voting share					1
Number of units held | transaction					9
Voting interest (%)	75.00%
Exchangeable Shares
Organization And Description Of The Business [Line Items]
Voting interest (%)	25.00%
BIHC Exchangeable Share
Organization And Description Of The Business [Line Items]
Number of voting share					1